Capital Management Policies and Procedures (Tables)	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital management
The Group manages its capital structure and makes adjustments in the light of changes in economic conditions and the risk characteristics of the underlying assets.

	2019 £’000	2018 £’000
Equity	166,329	69,499
Loans and borrowings	21	19,764
Less: Cash and cash equivalents	(70,172)	(15,048)
Total Capital	£96,178	£74,215